S000005530 [Member] Investment Objectives and Goals - Wilmington Enhanced Dividend Income Strategy Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks a high level of total return consistent with a moderate level of risk.